Shareholder Fees - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO	Apr. 29, 2023 USD ($)
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none